UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund Third Quarter Report — September 30, 2014

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund decreased 0.6% compared with a decrease of 1.5% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.01%. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year		Inception 5/14/93
AAA Shares (GABCX)	(0.58)%	1.75%	3.57%	4.51%		6.15%
Advisor Shares (GADVX)	(0.68)	1.49	3.30	4.31		6.06
S&P Long-Only Merger Arbitrage Index	(1.47)	1.02	4.12	N/A	(b)	N/A	(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.00	0.01	1.26		2.46	(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.01	0.05	0.10	1.59		2.94
S&P 500 Index	1.13	19.73	15.70	8.11		9.39	(c)

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA and the Advisor Class Shares, are 0.58% and 0.83%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 54.5%
	Aerospace — 0.2%
30,000	B/E Aerospace Inc.†	$2,518,200

	Automotive: Parts and Accessories — 3.0%
135,084	Cooper Tire & Rubber Co.	3,876,911
987	Strattec Security Corp.	80,292
100,000	The Pep Boys - Manny, Moe & Jack†	891,000
360,000	TRW Automotive Holdings Corp.†	36,450,000

		41,298,203

	Broadcasting — 0.3%
8,500	Cogeco Inc.	412,117
151,629	LIN Media LLC, Cl. A†	3,366,164
4,000	Salem Communications Corp., Cl. A	30,440

		3,808,721

	Building and Construction — 1.4%
500	Balfour Beatty plc	1,529
329,360	Lennar Corp., Cl. B.	10,559,282
165,000	URS Corp.	9,505,650

		20,066,461

	Business Services — 3.5%
90,000	Blackhawk Network Holdings Inc., Cl. B†	2,907,000
330,000	Concur Technologies Inc.†	41,850,600
18,000	Conversant Inc.†	616,500
40,000	Diebold Inc.	1,412,800
85,042	Global Sources Ltd.†	570,632
20,000	GrainCorp Ltd., Cl. A	149,719
500	PubliGroupe AG	109,982
12,000	The Brink’s Co.	288,480
55,000	The Interpublic Group of Companies Inc.	1,007,600
60,000	TNT Express NV	379,978

		49,293,291

	Cable and Satellite — 2.2%
1,000	AMC Networks Inc., Cl. A†	58,420
120,000	British Sky Broadcasting Group plc	1,715,815
195,000	Cablevision Systems Corp., Cl. A	3,414,450
120,000	DIRECTV†	10,382,400
1,300,000	Sky Deutschland AG†	11,048,842
25,000	Time Warner Cable Inc.	3,587,250

		30,207,177

	Communications Equipment — 0.1%
40,000	Riverbed Technology Inc.†	741,800

	Computer Software and Services — 1.7%
100,000	BMC Software Stub†	5,000
1,320,000	Compuware Corp.	14,005,200
8,000	eBay Inc.†	453,040
52,000	iGO Inc.†	166,400
393,500	Move Inc.†	8,247,760
1,000	TIBCO Software Inc.†	23,630

Shares		Market Value
18,000	Yahoo! Inc.†	$733,500

		23,634,530

	Consumer Products — 0.7%
45,000	Avon Products Inc.	567,000
42,000	Blyth Inc.	341,040
420,000	Indesit Co. SpA†	5,665,568
55,000	Lorillard Inc.	3,295,050

		9,868,658

	Consumer Services — 0.0%
100,000	Corinthian Colleges Inc.†	11,050
1,000	Liberty Interactive Corp., Cl. A†	28,520
404	Liberty TripAdvisor Holdings Inc., Cl. A†	13,696
404	Liberty Ventures, Cl. A†	15,336

		68,602

	Diversified Industrial — 0.4%
10,000	Fortune Brands Home & Security Inc.	411,100
5,000	Foster Wheeler AG	158,100
10,000	Impreglon SE	180,680
30,000	Katy Industries Inc.†	42,300
1,000	MOCON Inc.	14,930
40,000	Myers Industries Inc.	705,600
60,000	Tyco International Ltd.	2,674,200
16,000	Wartsila OYJ Abp	716,002

		4,902,912

	Electronics — 1.7%
70,000	Alliance Semiconductor Corp.†	56,000
5,000	Cobra Electronics Corp.†	21,400
45,000	Emulex Corp.†	222,300
85,000	Laird plc	426,757
110,000	Measurement Specialties Inc.†	9,417,100
12,000	MoSys Inc.†	29,040
320,000	Vacon Oyj	13,620,805
10,000	Viasystems Group Inc.†	157,000

		23,950,402

	Energy and Utilities — 7.6%
1,440,000	Alvopetro Energy Ltd.†	835,752
23,000	Anadarko Petroleum Corp.	2,333,120
10,000	Apache Corp.	938,700
475,178	Athlon Energy Inc.†	27,669,615
450,000	Bolt Technology Corp.(a)	9,873,000
60,000	Cleco Corp.	2,889,000
4,000	CONSOL Energy Inc.	151,440
50,000	Dart Energy Ltd.†	5,691
200,000	Dragon Oil plc	1,934,020
210,000	Dresser-Rand Group Inc.†	17,274,600
25,000	Endesa SA	987,868
42,500	Energy Transfer Partners LP†	2,719,575
93,714	EXCO Resources Inc.	313,005
3,000	Exxon Mobil Corp.	282,150

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
8,000	Great Plains Energy Inc.	$193,360
410,000	Gulf Coast Ultra Deep Royalty Trust†	820,000
10,000	Halcon Resources Corp.†	39,600
5,000	Hess Corp.	471,600
50,000	Integrys Energy Group Inc.	3,241,000
770,944	Kodiak Oil & Gas Corp.†	10,461,710
57,000	National Fuel Gas Co.	3,989,430
20,000	NorthWestern Corp.	907,200
1,000	Origin Energy Ltd.	13,107
313,286	Pepco Holdings Inc.	8,383,533
120,125	Pike Corp.†	1,428,286
170,000	Severn Trent plc	5,172,896
9,000	Steel Excel Inc.†	294,750
100,000	Weatherford International plc†	2,080,000
80,000	WesternZagros Resources Ltd.†	55,002

		105,759,010

	Entertainment — 0.2%
2,000	Discovery Communications Inc., Cl. A†	75,600
6,000	Discovery Communications Inc., Cl. C†	223,680
4,000	Scripps Networks Interactive Inc., Cl. A	312,360
15,000	Take-Two Interactive Software Inc.†	346,050
6,500	The Madison Square Garden Co., Cl. A†	429,780
15,000	Time Warner Inc.	1,128,150
4,000	Vivendi SA	96,599

		2,612,219

	Equipment and Supplies — 0.1%
5,500	The L.S. Starrett Co., Cl. A	76,120
50,000	Xylem Inc.	1,774,500

		1,850,620

	Financial Services — 4.2%
90,000	AllianceBernstein Holding LP	2,340,900
1,000	Aspen Insurance Holdings Ltd.	42,770
10,000	H&R Block Inc.	310,100
90,000	Hudson City Bancorp Inc.	874,800
30,000	Kinnevik Investment AB, Cl. A	1,083,426
60,000	KKR & Co. LP	1,338,000
1,400	MasterCard Inc., Cl. A	103,488
155,000	National Interstate Corp.	4,324,500
60,000	Navient Corp.	1,062,600
10,000	Oritani Financial Corp.	140,900
66,000	Pohjola Bank plc, Cl. A	1,330,454
630,000	Protective Life Corp.	43,728,300
7,312	Sterling Bancorp.	93,521
78,877	SWS Group Inc.†	543,462
500	TF Financial Corp.	20,735
5,000	The Bank of Kentucky Financial Corp.	231,150
5,000	The PNC Financial Services Group Inc.	427,900

Shares		Market Value
263,000	Wright Investors’ Service Holdings Inc.†	$457,620

		58,454,626

	Food and Beverage — 3.1%
523,934	Annie’s Inc.†	24,048,571
10,000	Cermaq ASA	150,589
192,412	Einstein Noah Restaurant Group Inc.	3,879,026
2,050,000	Parmalat SpA	6,473,166
5,000	Pernod Ricard SA	566,102
5,000	Pinnacle Foods Inc.	163,250
20,000	Post Holdings Inc.†	663,600
15,000	Remy Cointreau SA	1,079,914
448,500	Starbucks Coffee Japan Ltd.	5,978,637
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	63,652

		43,066,507

	Health Care — 7.2%
3,000	Alere Inc.†	116,340
3,068	Allergan Inc.	546,687
67,000	Ambit Biosciences Corp.†	1,031,800
420,465	ArthroCare Corp. Stub†	147,163
105,500	AstraZeneca plc, ADR	7,536,920
2,000	Auxilium Pharmaceuticals Inc.†	59,700
800	Bio-Rad Laboratories Inc., Cl. A†	90,720
40,000	Celesio AG	1,330,757
120,000	Covidien plc	10,381,200
1,000	Gentiva Health Services Inc.†	16,780
16,000	ICU Medical Inc.†	1,026,880
2,000	Illumina Inc.†	327,840
1,000	Lexicon Pharmaceuticals Inc.†	1,410
20,000	LipoScience Inc.†	103,600
500	Mead Johnson Nutrition Co.	48,110
341,000	Medical Action Industries Inc.†	4,698,980
433,000	Myrexis Inc.†	51,484
1,920,000	Nobel Biocare Holding AG	34,088,195
3,000	Pethealth Inc.†	7,420
3,000	QLT Inc.†	13,560
1,000	Rhoen Klinikum AG	30,339
46,000	Shire plc, ADR	11,916,300
192,000	Sigma-Aldrich Corp.	26,113,920
6,500	Smith & Nephew plc, ADR	547,235

		100,233,340

	Hotels and Gaming — 2.9%
230,000	Bally Technologies Inc.†	18,561,000
8,000	Belmond Ltd., Cl. A†	93,280
3,800	Churchill Downs Inc.	370,500
33,952	Eldorado Resorts Inc.†	144,296
1,200,000	International Game Technology	20,244,000
10,000	Multimedia Games Holding Co. Inc.†	360,100

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
25,000	Ryman Hospitality Properties Inc.	$1,182,500

		40,955,676

	Machinery — 0.0%
7,000	Astec Industries Inc.	255,290
27,000	CNH Industrial NV	214,110

		469,400

	Metals and Mining — 0.4%
100,000	Alcoa Inc.	1,609,000
110,000	AuRico Gold Inc.	383,900
2,000	Camino Minerals Corp.†	62
10,000	Cayden Resources Inc.†	26,519
5,000	Chaparral Gold Corp.†	2,366
50,000	Freeport-McMoRan Inc.	1,632,500
55,000	Newmont Mining Corp.	1,267,750
10,000	Pan American Silver Corp.	109,916
500	Papillon Resources Ltd.†	674
11,000	Vulcan Materials Co.	662,530

		5,695,217

	Paper and Forest Products — 0.1%
240,000	Ainsworth Lumber Co. Ltd.†	580,740

	Publishing — 0.0%
25,000	Journal Communications Inc., Cl. A†	210,750

	Real Estate — 0.1%
123,064	American Realty Capital Healthcare Trust Inc.	1,289,711
500	American Tower Corp.	46,815
5,000	Glimcher Realty Trust	67,700
1,000	HealthLease Properties Real Estate Investment Trust	12,625

		1,416,851

	Retail — 4.3%
6,000	Aaron’s Inc.†	145,920
1,000	Casey’s General Stores Inc.	71,700
33,000	CST Brands Inc.	1,186,350
67,000	Family Dollar Stores Inc.	5,175,080
23,000	Macy’s Inc.	1,338,140
4,000	Pier 1 Imports Inc.	47,560
720,000	Safeway Inc.	24,696,000
240	SpartanNash Co.	4,668
2,500	Tim Hortons Inc.	197,025
1,300,000	Zale Corp.†	27,300,000

		60,162,443

	Semiconductors — 2.5%
700,000	International Rectifier Corp.†	27,468,000
300	OmniVision Technologies Inc.†	7,938

Shares		Market Value
550,000	Peregrine Semiconductor Corp.†	$6,803,500

		34,279,438

	Specialty Chemicals — 0.6%
24,500	Auriga Industries A/S, Cl. B†	1,274,147
33,000	Chemtura Corp.†	769,890
34,000	International Flavors & Fragrances Inc.	3,259,920
2,000	Monsanto Co.	225,020
42,000	Rockwood Holdings Inc.	3,210,900
8,500	SGL Carbon SE†	175,802

		8,915,679

	Telecommunications — 5.8%
300,000	Asia Satellite Telecommunications Holdings Ltd.	1,004,527
35,999	BCE Inc.	1,539,347
10,000	BCE Inc., Toronto	427,600
950,000	Jazztel plc†	15,382,769
130,000	Koninklijke KPN NV†	416,569
230,000	Portugal Telecom SGPS SA	483,978
200,000	Sprint Corp.†	1,268,000
160,000	Telenet Group Holding NV†.	9,195,054
5,000	Telephone & Data Systems Inc.	119,800
985,500	tw telecom inc.†	41,006,655
222,000	Ziggo NV	10,399,985

		81,244,284

	Transportation — 0.0%
5,000	Contrans Group Inc., Cl. A	66,923

	Wireless Communications — 0.2%
20,000	Blackberry Ltd.†	198,800
14,000	Metricom Inc.†	1
28,000	Millicom International Cellular SA, SDR	2,248,614
100,000	NII Holdings Inc.†	5,500
7,500	T-Mobile US Inc.†	216,525
9,500	United States Cellular Corp.†	337,060

		3,006,500

	TOTAL COMMON STOCKS	759,339,180

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
4,000	Cincinnati Bell Inc., 6.750%, Ser. B	191,480

	RIGHTS — 0.2%
	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	57,512
135,000	American Medical Alert Corp.†	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940
10,000	Clinical Data Inc., CVR, expire 04/14/18†	9,500
5,000	Community Health Systems Inc., CVR†	150
10,000	Cubist Pharmaceuticals Inc., CVR†	1,100
13,500	Furiex Pharmaceuticals Inc., CVR†	131,895

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	RIGHTS (Continued)
	Health Care (Continued)
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	$60
250,000	Sanofi, CVR, expire 12/31/20†	116,250
825,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	437,250
69,000	Trius Therapeutics, CVR†	8,970

		769,977

	Specialty Chemicals — 0.0%
8,500	SGL Carbon SE, expire 10/13/14†	8,653

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/16†	1,764,000

	TOTAL RIGHTS	2,542,630

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Holdings Corp., expire 12/27/14†	0

	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	116,480

	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	2,732

	TOTAL WARRANTS	119,212

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$500,000	Layne Christensen Co., 4.250%, 11/15/18(b)	410,000

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	100,000

	U.S. GOVERNMENT OBLIGATIONS — 45.3%
629,964,000	U.S. Treasury Bills, 0.005% to 0.060%††, 10/02/14 to 03/19/15(c)	629,933,465

	TOTAL INVESTMENTS — 100.0% (Cost $1,387,637,616)	$1,392,635,967

		Value
	Aggregate tax cost	$1,388,688,659

	Gross unrealized appreciation	$23,076,002
	Gross unrealized depreciation	(19,128,694)

	Net unrealized appreciation/depreciation	$3,947,308

Shares		Market Value
	SECURITIES SOLD SHORT — (3.6)%
	Building and Construction — (0.9)%
329,360	Lennar Corp., Cl. A	$12,789,049

	Consumer Products — (0.1)%
12,159	Reynolds American Inc.	717,381

	Health Care — (0.4)%
35,840	AbbVie Inc.	2,070,118
62,140	Medtronic Inc.	3,849,573

		5,919,691

	Specialty Chemicals — (0.0)%
4,800	Albemarle Corp.	282,720

	Telecommunications — (2.2)%
673,750	Level 3 Communications Inc.	30,810,588

	TOTAL SECURITIES SOLD SHORT (Proceeds received $49,906,976)	$50,519,429

	Aggregate proceeds	$(49,906,976)

	Gross unrealized appreciation	$96,242
	Gross unrealized depreciation	(708,695)

	Net unrealized appreciation/depreciation	$(612,453)

Principal Amount		Settlement Date	Unrealized Appreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.1%
3,400,000(d)	Deliver British Pounds in exchange for United States Dollars 5,510,398(e)	10/31/14	$42,887
62,500,000(f)	Deliver Euros in exchange for United States Dollars 78,957,543(e)	10/31/14	924,901

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)
32,500,000(g)	Deliver Swiss Francs in exchange for United States Dollars 34,050,340(e)	10/31/14	$308,308

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$1,276,096

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of the Rule 144A security amounted to $410,000 or 0.03% of total investments.

(c)	At September 30, 2014, $166,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(d)	Principal amount denoted in British Pounds.
(e)	At September 30, 2014, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(f)	Principal amount denoted in Euros.
(g)	Principal amount denoted in Swiss Francs
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$23,629,530	—	$5,000	$23,634,530
Health Care	100,086,177	—	147,163	100,233,340
Metals and Mining	5,694,543	$674	—	5,695,217
Retail	32,862,443	27,300,000	—	60,162,443
Wireless Communications	3,006,499	—	1	3,006,500
Other Industries (a)	566,607,150	—	—	566,607,150

Total Common Stocks	731,886,342	27,300,674	152,164	759,339,180

Preferred Stocks (a)	191,480	—	—	191,480
Rights:
Health Care	117,500	—	652,477	769,977
Specialty Chemicals	8,653	—	—	8,653
Wireless Communications	—	—	1,764,000	1,764,000

Total Rights	126,153	—	2,416,477	2,542,630

Warrants (a)	119,212	—	—	119,212
Convertible Corporate Bonds (a)	—	410,000	—	410,000
Corporate Bonds (a)	—	100,000	—	100,000
U.S. Government Obligations	—	629,933,465	—	629,933,465

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$732,323,187	$657,744,139	$2,568,641	$1,392,635,967

LIABILITIES (Market Value):
Securities Sold Short (a)	$(50,519,429)	—	—	$(50,519,429)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(50,519,429)	—	—	$(50,519,429)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
Forward Foreign Exchange Contracts	—	$1,276,096	—	$1,276,096

TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$1,276,096	—	$1,276,096

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at September 30, 2014 are reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at September 30, 2014 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at September 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Vincent D. Enright	Richard J. Walz
Former Senior Vice President	Chief Compliance
and Chief Financial Officer,	Officer
KeySpan Corp.
DISTRIBUTOR
Mary E. Hauck
FormerSenior Portfolio	G.distributors, LLC
Manager,
Gabelli-O’Connor Fixed	CUSTODIAN, TRANSFER
Income Mutual Fund	AGENT, AND DIVIDEND
Management Co.	DISBURSING AGENT

Kuni Nakamura	State Street Bank and Trust
President,	Company
Advanced Polymer, Inc.

Werner J. Roeder, MD	LEGAL COUNSEL
Medical Director,
Lawrence Hospital	Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q314QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/18/2014

* Print the name and title of each signing officer under his or her signature.